SCHEDULE OF DESCRIPTION OF SUBSIDIARIES (Details)	12 Months Ended
Jun. 30, 2025
Starry Grade Limited [Member]
Background	Investment holding
Effective ownership	100.00%
Premium Catering Private Limited [Member]
Background	Principally engaged in the business of food catering for function, events and workers
Effective ownership	100.00%